Principal assumptions on provisions valuation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PCBs [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.23%	1.29%
Discount rate	2.55%	2.77%
Nuclear plants [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.21%	1.40%
Discount rate	2.94%	3.55%
Spent fuel [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.93%	2.93%
Discount rate	4.49%	4.49%